As filed with the Securities and Exchange Commission on September 18, 2015

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 132	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 135	☒

(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code:

(800) 774-3768

Christopher O. Petersen c/o Columbia Management Investment Advisers, LLC 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 18, 2015 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment relates solely to the Registrant’s Columbia Emerging Markets Bond ETF and Columbia International Equity ETF series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

The sole purpose of this filing is to delay, until October 18, 2015, the effectiveness of the Registrant’s Post-Effective Amendment No. 46 to its Registration Statement which effectiveness was subsequently delayed by prior Post-Effective Amendment to its Registration Statement. Post-Effective Amendment No. 46 to the Trust’s Registration Statement relates to Columbia Emerging Markets Bond ETF and Columbia International Equity ETF. Parts A, B, and C of Registrant’s Post-Effective Amendment No. 46, filed on August 16, 2012, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA ETF TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 18th day of September, 2015.

COLUMBIA ETF TRUST

By:
/s/ Christopher O. Petersen
Christopher O. Petersen
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of September, 2015.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ William A. Hawkins*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	William A. Hawkins

/s/ Michael G. Clarke*	Chief Financial Officer	/s/ R. Glenn Hilliard*	Trustee
Michael G. Clarke	(Principal Financial Officer)	R. Glenn Hilliard

/s/ Joseph F. DiMaria*	Chief Accounting Officer	/s/ Catherine James Paglia*	Trustee
Joseph F. DiMaria	(Principal Accounting Officer)	Catherine James Paglia

/s/ William P. Carmichael*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
William P. Carmichael		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

*	By:	/s/ Joseph L. D’Alessandro
	Name:	Joseph L. D’Alessandro**
Attorney-in-fact

**	Executed by Joseph L. D’ Alessandro on behalf of Michael G. Clarke and Joseph F. DiMaria pursuant to Powers of Attorney, dated July 15, 2015, and incorporated by reference to Post-Effective Amendment No. 127 to Registration Statement No. 333-148082 of the Registrant on Form N-1A (Exhibits (q)(2) and (q)(3), respectively), filed with the Commission on July 24, 2015, and on behalf of each of the Trustees pursuant to a Trustees Power of Attorney, dated January 28, 2015, and incorporated by reference to Post-Effective Amendment No. 115 to Registration Statement No. 333-148082 of the Registrant on Form N-1A (Exhibit(q)(1)), filed with the Commission on February 27, 2015.